RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2024 and 2023 included:

	For the years ended December 31,
	2024	2023	2022
Director fees	$504,619	$600,933	$522,349
Salaries	998,951	979,154	843,917
Share-based payments	768,228	1,109,232	2,106,906
	$2,271,798	$2,689,319	$3,473,172

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the years ended December 31,
	2024	2023	2022
Management fees paid to a company controlled by CEO and director	$487,688	$592,500	$566,487
Management fees paid to a company that the CEO holds an economic interest in	273,475	429,766	442,485
Management fees paid to a company controlled by a director	116,266	215,019	383,288
	$877,429	$1,237,285	$1,392,260